Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2018 INR (₨)
Investments accounted for using equity method [Line Items]
Total current assets		₨ 148,249		₨ 130,370		$ 2,027
Total non-current assets		117,242		101,871		1,603
Total assets		265,491		232,241		3,630
Equity		173,062		154,988	₨ 140,197	2,366	₨ 126,460
Total current liabilities		83,391		72,814		1,140
Total equity and liabilities		265,491		232,241		3,630
Revenues	[1]	189,722	$ 2,594	174,600	153,851
Profit for the year		17,238	236	19,498	18,795
Company's share of profits for the year		480	$ 7	561	₨ 438
Carrying value of the Company's investment		₨ 3,375		₨ 2,763		$ 46
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%	51.30%	51.30%	51.30%
Total current assets		₨ 8,778		₨ 6,925	₨ 6,195
Total non-current assets		892		732	374
Total assets		9,670		7,657	6,569
Equity		6,088		4,931	4,448
Total current liabilities		3,582		2,726	2,121
Total equity and liabilities		9,670		7,657	6,569
Revenues		9,017		7,679	7,436
Expenses		8,117		6,554	6,558
Profit for the year		900		1,125	878
Company's share of profits for the year		461		577	449
Carrying value of the Company's investment	[2]	3,307		2,714	2,464
Translation adjustment arising out of translation of foreign currency balances		₨ 438		₨ 306	₨ 241

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).
[2]	Includes Rs.181 representing the goodwill on acquisition of investment.